Share Capital (Tables)	12 Months Ended
Feb. 28, 2023
Disclosure Of Classes Of Share Capital Text Block Abstract
Schedule of share capital
	As of February 28
Figures in Rand thousands	2023	2022

Issued and fully paid 30,951,106 (2022: 30,951,106) ordinary shares of no par value	7,142,853	7,142,853